Offerings	Oct. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.0125 per share of AXIS Capital
Fee Rate	0.01381%
Offering Note	Applies to offering lines 1 through 10. Pursuant to Rules 456(b) and 457(r), the registrants elect to defer payment of all of the registration fees. In addition, an indeterminate aggregate initial offering price or number of the securities of each identified class (the "Securities") is being registered as may from time to time be issued at indeterminate prices and offered and sold by AXIS Capital Holdings Limited ("AXIS Capital"), AXIS Specialty Finance LLC ("AXIS Finance") or AXIS Specialty Finance PLC ("AXIS Finance PLC"). Also includes an indeterminate amount of Securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any other Securities that provide for conversion or exchange into such Securities, upon exercise of warrants for such Securities or upon settlement of purchase contracts. Separate consideration may or may not be received for Securities issuable upon such conversion, exchange, exercise or settlement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference shares of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above. In addition, Such indeterminate number of depositary shares to be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event AXIS Capital elects to offer to the public fractional interests in the preference shares or common shares registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests and the preference shares or common shares will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above. In addition, warrants may be sold separately or with securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase contracts of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase units of AXIS Capital
Fee Rate	0.01381%
Offering Note	See Note 1 above. In addition, each purchase unit consists of (a) a purchase contract; (b) warrants and/or (c) debt securities or debt obligations of third parties (including U.S. treasury securities, other purchase contracts or common shares) that would secure the holders' obligations to purchase or to sell, as the case may be, purchase contract property under the purchase contract.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities of AXIS Finance
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees issued by AXIS Capital of AXIS Finance debt securities
Fee Rate	0.01381%
Offering Note	Note 9.a: See Note 1 above. Note 9.b: Applies to offering lines 9 and 11. No separate consideration will be received from the guarantees of the AXIS Finance debt securities or the AXIS Finance PLC debt securities.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities of AXIS Finance PLC
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees issued by AXIS Capital of AXIS Finance PLC debt securities
Fee Rate	0.01381%
Offering Note	See Notes 1 and 9.b above.